Note 13 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Intangible Assets [Text Block]
(US dollars in thousands)	2018	2017	2016
Goodwill	24,482	30,393	-
Other intangible assets	11,920	15,927	-
Carrying value at March 31	36,402	46,320	-

Goodwill [Text Block]
(US dollars in thousands)	2018	2017	2016
As at April 1	30,393	-	-
Revaluations	3,597	-	-
Goodwill previously not recognized	627	-	-
Impairment	(11,092)	-	-
Reclassifications	138	-	-
Additions	-	30,024	-
Foreign exchange	819	369	-
Carrying value at March 31	24,482	30,393	-

Carrying Amounts of Goodwill by Cash-generating Units [Text Block]
(US dollars in thousands)	2018	2017	2016
Aevitas O Holdings Limited	13,949	9,800	-
VivoPower Pty Limited	10,533	20,593	-
Total	24,482	30,393	-

Other Intangible Assets [Text Block]
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At April 1, 2016	-	-	-	-	-	-
Additions	9,953	2,488	2,488	734	812	16,475
At March 31 , 2017	9,953	2,488	2,488	734	812	16,475
Foreign exchange	139	63	126	4	-	332
Revaluation	(4,293)	129	1,963	(584)	(812)	(3,597)
Additions	-	-	-	-	98	98
At March 31, 201 8	5,799	2,680	4,577	154	98	13,308
(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Amortization
At April 1, 2016	-	-	-	-	-	-
Amortization	347	43	122	36	-	548
At March 31, 2017	347	43	122	36	-	548
Amortization	330	194	284	32	-	840
At March 31, 201 8	677	237	406	68	-	1,388

Net book value
At April 1, 2016	-	-	-	-	-	-
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 201 8	5,122	2,443	4,171	86	98	11,920